PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 3 — PROPERTY AND EQUIPMENT

Property and equipment as of March 31, 2019 and December 31, 2018 is summarized as follows:
	March 31, 2019	December 31, 2018
Computer equipment	$62,170	$62,170
Equipment under finance lease	115,260	95,506
Furniture and fixtures	4,968	4,968
Total	182,398	162,644
Less accumulated depreciation	(68,011)	(54,637)
Property and equipment, net	$114,387	$108,007

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful life of
3 years
. When property or equipment is retired or otherwise disposed of, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference, less any amount realized from disposition, is reflected in earnings.

Included in net property and equipment are assets under finance leases (formerly known as capital leases) of $115,260, less accumulated depreciation of $25,173 as of March 31, 2019 and $95,506, less accumulated depreciation of $16,117 as of December 31, 2018.

The Company spent $0 and $10,893 in the purchase of equipment during the three months ended March 31, 2019 and 2018, respectively. The Company also leased $19,754 in equipment during the three months ended March 31, 2019. Depreciation expense was $13,374 and $4,317 for the three months ended March 31, 2019 and 2018, respectively.

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2018 and 2017 is summarized as follows:

	2018	2017
Computer equipment	$62,170	$63,517
Equipment under capital lease	95,506	-
Furniture and fixtures	4,968	3,128
Total	162,644	66,645
Less accumulated depreciation	(54,637)	(31,651)
Property and equipment, net	$108,007	$34,994

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful life of 3 years. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings.

Included in net property are assets under capital leases of $95,506, less accumulated depreciation of $16,117 as of December 31, 2018 and $0, less accumulated depreciation of $0 as of December 31, 2017, respectively.

The Company spent $10,893 in purchases and leased $95,506 of equipment during the year ended December 31, 2018 and $41,167 in purchases of equipment during the year ended December 31, 2017. Depreciation expense was $33,386 and $6,173 for the year ended December 31, 2018 and 2017.